Prepayments and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Other receivable, net	$ 334,246	$ 351,844	[1]
Value added tax receivable	67,905	38,020
Total	$ 402,151	$ 389,864

[1]	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefit which will be subsequently deducted from the employee’s payroll.